UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4932

John Hancock World Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)
Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Health Sciences Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2008

John Hancock
Health Sciences Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 80.94%		$136,382,154

(Cost $132,427,560)

Biotechnology 8.98%		15,135,425

Cubist Pharmaceuticals, Inc. (I)	81,400	1,382,986
Genentech, Inc. (I)	70,096	4,920,038
Gilead Sciences, Inc. (I)	113,644	5,192,394
OSI Pharmaceuticals, Inc. (I)	91,274	3,640,007

Diversified Chemicals 4.62%		7,778,613

Bayer AG (Germany) (F)	94,254	7,778,613
Health Care Distributors 3.57%		6,012,992

AmerisourceBergen Corp.	73,231	3,416,226
Cardinal Health, Inc.	44,795	2,596,766

Health Care Equipment 6.02%		10,144,983

Electro-Optical Sciences, Inc. (I)(K)	43,860	217,546
EnteroMedics, Inc. (I)	25,159	216,367
Hologic, Inc. (I)(L)	58,550	3,768,278
Hospira, Inc. (I)	81,200	3,338,132
Medtronic, Inc.	55,930	2,604,660

Health Care Services 3.94%		6,639,337

Aveta, Inc. (B)(I)(S)	752,790	4,140,345
Medco Health Solutions, Inc. (I)	49,900	2,498,992

Health Care Supplies 0.91%		1,537,339

Cremer SA (Brazil) (F)(I)	212,760	1,537,339

Integrated Oil & Gas 4.51%		7,592,709

Sasol Ltd. ADR (South Africa) (F)	80,476	3,866,872
Suncor Energy, Inc. (Canada) (F)	39,645	3,725,837

Life Sciences Tools & Services 1.53%		2,574,758

Thermo Fisher Scientific, Inc. (I)	50,005	2,574,758

Managed Health Care 8.19%		13,804,049

Aetna, Inc.	88,650	4,721,499
UnitedHealth Group, Inc.	66,018	3,356,355
WellPoint, Inc. (I)	73,225	5,726,195

Oil & Gas Exploration & Production 0.53%		895,317

Canadian Natural Resources Ltd. (Canada) (F)	14,053	895,317

John Hancock
Health Sciences Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Pharmaceuticals 26.31%			44,322,513

Abbott Laboratories		84,300	4,746,090
Barr Pharmaceuticals, Inc. (I)		62,600	3,267,094
Dr. Reddy's Laboratories Ltd. ADR (India) (F)		164,126	2,273,145
Endo Pharmaceuticals Holdings, Inc. (I)		120,500	3,149,870
Johnson & Johnson		129,194	8,172,813
Merck & Co., Inc.		32,860	1,520,761
Novartis AG ADR (Switzerland) (F)		113,500	5,744,235
Paladin Labs, Inc. (Canada) (F)(I)		68,600	683,233
Pfizer, Inc.		171,369	4,008,321
Roche Holding AG (Switzerland) (F)		10,750	1,951,891
Sepracor, Inc. (I)		89,000	2,513,360
Stada Arzneimittel AG (Germany) (F)		45,849	2,885,536
Tongjitang Chinese Medicines Co. ADR (China) (F)(I)(L)		408,413	3,406,164

Personal Products 10.32%			17,393,590

American Oriental Bioengineering, Inc. (I)(L)		1,780,306	17,393,590

Specialty Chemicals 1.51%			2,550,529

Rhodia SA (France) (F)(I)		91,362	2,550,529

Issuer		Shares	Value
Warrants 0.00%			$0

(Cost $0)

Health Care Supplies 0.00%			0

Electro-Optical Sciences, Inc. (B)		6,579	0

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 19.35%			$32,598,194

(Cost $32,598,194)

Joint Repurchase Agreement 17.00%			28,640,000

Repurchase Agreement with Barclays Plc dated 1-31-08
at 1.750% to be repurchased at $28,641,870 on 2-1-08,
collateralized by $16,863,128 U.S. Treasury Inflation
Indexed Bond, 3.675% due 4-15-28 (valued at $29,212,800,
including interest)	1.75%	$28,640	28,640,000

		Shares
Cash Equivalents 2.35%			3,958,194

John Hancock Cash Investment Trust (T)(W)	4.29% (Y)	3,958,194	3,958,194

John Hancock
Health Sciences Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Total investments (Cost $165,025,754) 100.29%	$168,980,348

Other assets and liabilities, net (0.29%)	($483,103)

Total net assets 100.00%	$168,497,245

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Health Sciences Fund
Notes to Schedule of Investments
January 31, 2008 (unaudited)

ADR American Depositary Receipt

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $4,140,345 or 2.46% of the Fund's net assets as of January 31, 2008.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. The Fund may be unable to sell a direct placement security and it may be more difficult to determine a market value for a direct placement security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a direct placement security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these securities is shown below:

(L) All or a portion of this security is on loan as of January 31, 2008.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,140,345 or 2.46% of the Fund's net assets as of January 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of January 31, 2008.

The cost of investments owned on January 31, 2008, including short-term investments, was $165,025,754. Gross unrealized appreciation and depreciation of investments aggregated $14,892,972 and $10,938,378, respectively, resulting in net unrealized appreciation of $3,954,594.

Notes to Schedule of Investments - Page 1

John Hancock
Health Sciences Fund
Summary of written options outstanding on
January 31, 2008 (unaudited)

	Number of	Exercise	Expiration
Name of issuer	contracts	price	date	Value

CALLS
Medtronic, Inc.	100	$57.50	05-19-08	($1,500)
Merck Co.	200	65	04-21-08	(1,000)

Total	300			($2,500)

Written options for the 3 months ended January 31, 2008 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	—	—
Options written	625	$114,323
Options closed	—	—
Options expired	(325)	(65,724)

Outstanding, end of period	300	$48,599

Summary of written options

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Health Sciences Fund.

280Q1 1/08
3/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock World Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 31, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 31, 2008